CONTINGENT ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	4 Months Ended
	Oct. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Disclosure of contingent liabilities [abstract]
Construction cost paid to contractor		$ 9,900
Retainage construction amount recognized as liability		1,597	$ 2,240
Subsequent Events [Member]
Disclosure of contingent liabilities [abstract]
Amount claimed by contractor	$ 2,600
Legal Proceedings Contingent Liability [member]
Disclosure of contingent liabilities [abstract]
Retainage construction amount recognized as liability		1,100
Provision for liability		$ 0